Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document information [line items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	BHP Group Ltd
Entity Central Index Key	0000811809
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	171 COLLINS STREET
Entity Address, City or Town	MELBOURNE
Entity Address, Country	AU
BHP Group Limited [member]
Document information [line items]
Entity Common Stock, Shares Outstanding	2,945,851,394
BHP Group Plc [member]
Document information [line items]
Entity Common Stock, Shares Outstanding	2,112,071,796